Financial Statement Reclassification	12 Months Ended
Dec. 31, 2024
Financial Statement Reclassification [Abstract]
FINANCIAL STATEMENT RECLASSIFICATION

NOTE 24 –FINANCIAL STATEMENT RECLASSIFICATION

Certain balances in the prior period consolidated financial statements have been reclassified for comparison purposes to conform to the presentation in the current period consolidated financial statements. These reclassifications had no effect on the reported results of operations or financial position.